Loans and Borrowings	12 Months Ended
Mar. 31, 2019
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
30)	LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 6 and 37.

	As at March 31
Particulars	2018	2019
Non-current liabilities
Secured bank loans	424	474
Non-current portion of loans and borrowings	424	474

	As at March 31
Particulars	2018	2019
Current liabilities
Current portion of secured bank loans	228	233
Current portion of loans and borrowings	228	233

Terms and debt repayment schedule of bank loans:

Terms and conditions of outstanding loans are as follows:

				As at March 31, 2018		As at March 31, 2019
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	8% - 13%	2018- 2024	1,079	652	1,196	707

The bank loans are secured over motor vehicles with a carrying amount of USD 641 as at March 31, 2019 (March 31, 2018: USD 584).

Credit facility

The group has fund based limits with various banks amounting to USD 5,760 as at March 31, 2019 (March 31, 2018: USD 5,389). The group has drawn down from its outstanding limit amounting to USD Nil as at March 31, 2019 (March 31, 2018: USD Nil) (refer note 23).

As at March 31, 2019, the Group has obtained limits of approximately USD 38,684 (March 31, 2018: USD 29,058) for bank guarantees, primarily in favor of International Air Transport Association (“IATA”) and other suppliers from various banks, against any payment default by the Company. Against these limits, the Group has pledged certain term deposits (refer note 24), property, plant and equipment, inventory and trade receivables of USD 61,060 (March 31, 2018: USD 67,638) of various subsidiaries which are availing these limits. As at March 31, 2019 and March 31, 2018, the Parent Company has issued guarantees to a bank in respect of credit facilities granted to two Indian subsidiaries.